Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies
Commitments and Contingencies

Note 8 — Commitments and Contingencies

Operating Leases

The Company has entered into non-cancellable operating leases for office, warehouse, and distribution facilities, with original lease periods expiring through 2021. In addition to minimum rent, certain of the leases require payment of real estate taxes, insurance, common area maintenance charges, and other executory costs. Differences between rent expense and rent paid are recognized as adjustments to operating lease right-of-use assets on the consolidated balance sheets.

As of September 30, 2019, the Company has operating lease liabilities of $827,617 and right of use assets for operating leases of $810,017. During the three and nine months ended September 30, 2019, operating cash outflows relating to operating lease liabilities was $78,303 and $225,249, respectively, and the expense for right of use assets for operating leases was $75,414 and $217,189 , respectively. As of September 30, 2019, the Company’s operating leases had a weighted-average remaining term of 3.3 years and weighted-average discount rate of 4.5%. Excluded from the measurement of operating lease liabilities and operating lease right-of-use assets were certain office, warehouse and distribution contracts that either qualify for the short-term lease recognition exception.

On August 8, 2016, SRM entered into a lease for office space in Kowloon, Hong Kong. On August 8, 2018, SRM extended its lease for office space in Kowloon, Hong Kong so that the lease will now expire on August 7, 2020. Monthly lease payments are approximately $6,400 for a total of approximately $154,000 for the total term of the lease.

On July 1, 2019, the Company entered into a lease for office space in Bethlehem, Pennsylvania. Monthly lease payments are $2,415 for a total of approximately $89,000 for the total term of the lease.

Total rent expense for the nine months ended September 30, 2019 was $128,256 and $410,759, respectively. Total rent expense for the nine months ended September 30, 2018 was $65,244 and $211,780, respectively. Rent expense is included in general and administrative expense on the Company’s condensed consolidated statements of operations.

The following is a reconciliation of future undiscounted cash flows to the operating liabilities, and the related right of use assets, included in our Condensed Consolidated Balance Sheets as of September 30, 2019:

September 30,
2019
2019 (excluding the nine months ended September 30, 2019)	82,230
2020	315,660
2021	267,249
2022	96,288
2023	78,648
2024 and thereafter	52,430
Total future lease payments	892,505
Less: imputed interest	(64,888)
Present value of future operating lease payments	827,617
Less: current portion of operating lease liabilities	(292,800)
Operating lease liabilities, net of current portion	534,817
Right of use assets – operating leases, net	810,017

Rental Income

Fergco leases a portion of the building located in Washington, New Jersey that it owns under a month to month lease. Rental income related to the leased space for both the nine months ended September 30, 2019 and 2018 was $77,111, respectively. Rental income is included in other income on the consolidated statements of operations.

Legal Contingencies

The Company is involved in claims and litigation in the ordinary course of business, some of which seek monetary damages, including claims for punitive damages, which are not covered by insurance. For certain pending matters, accruals have not been established because such matters have not progressed sufficiently through discovery, and/or development of important factual information and legal information is insufficient to enable the Company to estimate a range of possible loss, if any. An adverse determination in one or more of these pending matters could have an adverse effect on the Company’s consolidated financial position, results of operations or cash flows.

We are, and may in the future become, subject to various legal proceedings and claims that arise in or outside the ordinary course of business.

On July 15, 2019, the Company received correspondence from the staff of the Arkansas Securities Commissioner in connection with the state’s notice filing requirements for offerings exempt under Tier 2 of Regulation A, Section 18(b)(3) of the Security Act, such as the Company’s Form 1-A. The Company has resolved the matter with the Arkansas Securities Department for $1,100.

Note 13 — Commitments and Contingencies

Operating Lease

On August 8, 2016, SRM entered into a lease for office space in Kowloon, Hong Kong. On August 8, 2018, SRM extended its lease for office space in Kowloon, Hong Kong so that the lease will now expire on August 7, 2020. Monthly lease payments are approximately $6,400 for a total of approximately $154,000 for the total term of the lease.

The Company leases certain office space from an entity affiliated through common ownership under operating lease agreement. The operating lease requires base monthly payments of $3,333 plus the Company’s share of the facilities operating expenses as defined in the lease agreement through May 2017. The lease agreement contains four successive five year renewal options with 5% base rent escalations at the end of each extension period.

On October 1, 2018, the Company entered into a lease for office space in Winter Park, Florida which expires on September 30, 2020. Monthly lease payments are approximately $1,887 for a total of approximately $45,288 for the total term of the lease.

Minimum annual rental commitments for operating leases of continuing operations having initial or remaining noncancellable lease terms in excess of one year are as follows:

Total rent expense for the years ended December 31, 2018 and 2017 was $343,253 and $191,405, respectively. Rent expense is included in general and administrative expense on the consolidated statements of operations.

Rental Income

Fergco leases a portion of the building located in Washington, New Jersey that it owns under a month to month lease. Total rental income related to the leased space for both the years ended December 31, 2018 and 2017 was $102,815, respectively, and is included in other income on the consolidated statements of operations.

Legal Contingencies

The Company is involved in claims and litigation in the ordinary course of business, some of which seek monetary damages, including claims for punitive damages, which are not covered by insurance. For certain pending matters, accruals have not been established because such matters have not progressed sufficiently through discovery, and/or development of important factual information and legal information is insufficient to enable the Company to estimate a range of possible loss, if any. An adverse determination in one or more of these pending matters could have an adverse effect on the Company’s consolidated financial position, results of operations or cash flows.

We are, and may in the future become, subject to various legal proceedings and claims that arise in or outside the ordinary course of business.